Short-Term Bank Credit and Current Maturities of Long-Term Loans from Banks, Shareholders and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Less - current maturities	$ 2,354	$ 5,101
Unutilized credit lines	$ 10,811	10,954
Short Term Bank Credit [Member]
Debt Instrument [Line Items]
Interest rate	17.00%
Less - current maturities	$ 22
In, or Linked to Dollars [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Percentage over LIBOR	2.00%	2.00%
Less - current maturities	$ 2,332	$ 4,856
In Other Currencies [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Interest rate
Less - current maturities		$ 245
In Other Currencies [Member] | Long-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
In Other Currencies [Member] | Long-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		17.00%